Goodwill and Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets Acquired from Acquisition

The intangible assets acquired from the Company’s acquisition of FCI and Centronix in 2007 are as follows:

	December 31
	2011				2012
	US$				US$
	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount
Core technology	15,809	(4,474)	(11,335)	—	15,809	(4,474)	(11,335)	—
Customer relationship	8,325	—	(8,325)	—	8,325	—	(8,325)	—
Order backlog	1,243	—	(1,243)	—	1,243	—	(1,243)	—

Total	25,377	(4,474)	(20,903)	—	25,377	(4,474)	(20,903)	—